Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entities [Abstract]
Total Assets and Liabilities of Consolidated Variable Interest Entities
	December 31, 2014	December 31, 2013
ASSETS

Current assets:
Cash	83,442	1,632,853
Restricted cash	266,170	178,211
Accounts Receivable, net	1,918,376	17,735,189
Unbilled revenue	557,277	1,732,585
Other receivables	10,601,297	15,764,603
Inventories	1,314,186	5,942,993
Deposits on projects	1,848	1,217,334
Deferred cost of projects	14,035,122	14,394,579
Total current assets	28,777,718	58,598,347
Long-term unbilled revenue
Plant and equipment, net	24,557	442,159
Intangible assets, net	221,830	969,069
Total Assets	29,024,105	60,009,575
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	1,272,965	5,445,937
Costs accrual on projects	777,866	8,062,678
Advance from customers	15,540,952	15,680,087
Loan from third party companies and individual	-	463,908
Other payables	6,284,332	16,528,521
Tax payables	1,035,161	2,172,180
Deferred income taxes	-	246,987
Short-term bank borrowing	-	5,889,860
Total current liabilities	24,911,276	54,490,158
Total Liabilities	24,911,276	54,490,158